THE FAIRMONT FUND


                         UNAUDITED FINANCIAL STATEMENTS
                                  JUNE 30, 1999

                                THE FAIRMONT FUND

                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)

                                  JUNE 30, 1999

INVESTMENTS IN SECURITIES
COMMON STOCKS (SHARES)                                       Value       Percent
                                                           ---------------------
AIRLINE
     5,000   UAL Corporation (a) ......................... $  325,000      1.80%
                                                           ----------

BANKING
    20,000   Compass Bancshares, Inc. ....................    545,000
    35,000   Texas Regional Bancshares, Inc. .............    951,563
     8,000   Union Planters Corporation ..................    357,500
                                                           ----------
                                                            1,854,063     10.25
                                                           ----------
BROKER/DEALER
     7,000   American Express Company ....................    910,875
    20,000   A. G. Edwards, Inc. .........................    645,000
                                                           ----------
                                                            1,555,875      8.60
                                                           ----------
BUILDING PRODUCTS
    20,000   Johns Manville Corporation ..................    263,750      1.46
                                                           ----------

BUSINESS SERVICES
   139,400   Butler International, Inc. (a) ..............  1,864,475     10.31
                                                           ----------

COMPUTER PERIPHERALS
     5,000   Hauppauge Digital, Inc (a) ..................     97,500      0.54
                                                           ----------

COMPUTER SOFTWARE
    35,000   Software Spectrum (a) .......................    568,750      3.14
                                                           ----------

PERSONAL SERVICES
    67,500   Regis Corporation ...........................  1,295,156      7.16
                                                           ----------

PHARMACEUTICALS
    15,000   Genzyme Corporation (a) .....................    727,500
     2,685   Genzyme Corp. Surgical Products Division (a)      11,831
     7,000   Eli Lilly and Company .......................    501,375
    15,000   Novartis AG .................................  1,102,500
     8,000   Warner Lambert Company ......................    555,000
                                                           ----------
                                                            2,898,206     16.02
                                                           ----------
REAL ESTATE INVESTMENT TRUSTS
    35,000   Crescent Real Estate Equities Company .......    831,250
    55,000   RFS Hotel Investors, Inc. ...................    690,938
                                                           ----------
                                                            1,522,188      8.41
                                                           ----------
RETAIL ELECTRONICS
    10,000   Circuit City Stores, Inc. ...................    930,000      5.14
                                                           ----------



                             See accompanying notes.



                                      -1-

                                THE FAIRMONT FUND

                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)

                                  JUNE 30, 1999


INVESTMENTS IN SECURITIES (CONTINUED)
COMMON STOCKS (SHARES)                                       VALUE       PERCENT

SAVINGS INSTITUTIONS
    45,000   MECH Financial, Inc. .........................$1,687,500
    20,000   Webster Preferred Capital Corporation ........   542,500
                                                           ----------
                                                            2,230,000     12.33%
                                                           ----------
STAFFING SERVICES
    30,000   Manpower, Inc. ...............................   678,750      3.75
                                                           ----------

TEXTILES
    42,000   Pillow Tex Corporation .......................   685,125      3.79
                                                           ----------

VEHICLE RENTAL
    50,000   Budget Group, Inc. ...........................   615,625      3.40
                                                           ----------

    TOTAL COMMON STOCKS (Cost $15,002,165) ................17,384,463     96.10

BANK REPURCHASE AGREEMENT
      With Firstar Bank, issued 6/30/99 due 7/1/99,
      fully collateralized by US Treasury Notes 7.75%
      due 11/30/99  (Cost $1,567,000) ..................... 1,567,000      8.65
                                                           ----------   -------

          TOTAL INVESTMENTS (Cost $16,569,165) ............18,951,463    104.75

          OTHER ASSETS LESS LIABILITIES ...................  (859,516)    (4.75)
                                                           ----------   -------

               NET ASSETS ................................$18,091,947    100.00%
                                                          ===========   =======


(a) Common stocks which have not declared a dividend in 1999.









                             See accompanying notes.

                                THE FAIRMONT FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                   (UNAUDITED)

                                  JUNE 30, 1999



                                     ASSETS


INVESTMENTS IN SECURITIES, At Value (Note 2)
     Common stocks (Cost $15,002,165)..................$ 17,384,463
     Bank repurchase agreement ........................   1,567,000
                                                       ------------

         Total investments in securities..........................$  18,951,463


CASH .............................................................          865

RECEIVABLES
     Investment securities sold .......................     492,606
     Dividends ........................................      19,439
     Interest .........................................         143
                                                       ------------

         Total receivables .......................................      512,188
                                                                  -------------

              Total assets .......................................   19,464,516



                                   LIABILITIES


PAYABLES
     Investment securities purchased...................$  1,349,840
     Management fee (Note 3) ..........................      22,157
     Other ............................................         572
                                                       ------------

         Total liabilities .......................................    1,372,569
                                                                  -------------

NET ASSETS .......................................................$  18,091,947
                                                                  =============


NET ASSETS CONSIST OF
     Capital stock (729,163 shares outstanding) (Note 8)..........$   16,501,827
     Accumulated net realized losses on investments ..............     (784,746)
     Net unrealized appreciation on investments (Note 5) .........    2,382,298
     Undistributed net investment loss ...........................       (7,432)
                                                                  -------------

NET ASSETS .......................................................$  18,091,947
                                                                  =============


NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
     ($18,091,947 divided by 729,163 shares)......................$       24,81
                                                                  ==============


                             See accompanying notes.

                                THE FAIRMONT FUND

                             STATEMENT OF OPERATIONS
                                   (UNAUDITED)

                         SIX MONTHS ENDED JUNE 30, 1999




INVESTMENT INCOME (Note 2)

   Dividends........................................................$   146,173
   Interest .........................................................    12,783
   Other ............................................................     4,634
                                                                    -----------

       Total investment income ......................................   163,590

EXPENSES

   Management fee (Note 3) ..........................................   171,022
                                                                    -----------

            Net investment loss .....................................    (7,432)
                                                                    -----------


NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS (Note 2)

   Net realized gains from investment transactions ..................   360,169

   Net change in unrealized appreciation on investments .............(1,809,347)
                                                                    -----------

       Net realized and unrealized losses on investments ............(1,449,178)
                                                                    -----------

            Net decrease in net assets resulting from operations....$(1,456,610)
                                                                    ===========







                             See accompanying notes.

                                THE FAIRMONT FUND

                       STATEMENT OF CHANGES IN NET ASSETS
                                   (UNAUDITED)

         SIX MONTHS ENDED JUNE 30, 1999 AND YEAR ENDED DECEMBER 31, 1998


                                                              1999           1998
                                                           ---------      ----------
FROM OPERATIONS

     Net investment loss................................$    (7,432)   $   (49,359)
     Net realized gains on investments .................    360,169       (632,722)
     Net change in unrealized appreciation
         on investments ................................ (1,809,347)      (844,173)
                                                        -----------    -----------

     Net decrease in net assets
         resulting from operations ..................... (1,456,610)    (1,526,254)
                                                        -----------    -----------


DISTRIBUTIONS TO SHAREHOLDERS (Note 4)

     Distributions from net investment income ..........          0              0
                                                        -----------    -----------


FROM CAPITAL SHARE TRANSACTIONS (Note 8)                   Shares                          Shares
                                                         ----------                       ---------

     Proceeds from sale of shares ......................      7,072         171,452          42,180       1,166,930

     Shares issued in reinvestment
         of distributions ..............................          0               0               0               0

     Payments for shares redeemed ......................   (183,358)     (4,462,109)       (287,415)     (7,657,202)
                                                        -----------    ------------    ------------    ------------

     Net decrease in net assets
         from capital share transactions ...............   (176,286)     (4,290,657)       (245,235)     (6,490,272)
                                                        ===========    ------------    ============    ------------


         Net increase or decrease in net assets ........ (5,747,267)                                     (8,016,526)


NET ASSETS

     Beginning of year ................................. 23,839,214                                      31,855,740
                                                        ------------                                    -----------

     End of period......................................$18,091,947                                     $23,839,214
                                                        ============                                    ===========












                             See accompanying notes.

                                THE FAIRMONT FUND

                              FINANCIAL HIGHLIGHTS
                                   (UNAUDITED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                                  SIX MONTHS                YEARS ENDED
                                                                   --------------------------------------
                                                     ENDED         DECEMBER       DECEMBER       DECEMBER        DECEMBER
                                                    JUNE 30           31             31             31              31
                                                     1999            1998           1997           1996            1995
                                                     ----            ----           ----           ----            ----

Net Asset Value, Beginning of Period............$    26.33           27.68          26.45          27.02           24.06

   INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income.........................  (   .27)       (    .27)       (   .16)       (   .10)       (    .08)
   Net Gains or Losses on Securities
       (both realized and unrealized)............  (  1.25)       (   1.08)          4.20           2.67            6.80
                                                    ------         -------        -------        -------        --------
     Total From Investment Operations............  (  1.52)       (   1.35)          4.04           2.57            6.72

   LESS DISTRIBUTIONS
   Dividends (from net investment income)........      .00             .00            .00            .00             .00
   Distributions (from capital gains)............      .00             .00           2.81           3.14            3.76
   Returns of Capital............................      .00             .00            .00            .00             .00
                                                   -------        --------        -------        -------        --------
     Total Distributions.........................      .00             .00           2.81           3.14            3.76

Net Asset Value, End of Period..................$    24.81           26.33          27.68          26.45           27.02
                                                   =======        ========        =======        =======        ========



TOTAL RETURN.....................................  ( 11.54)%(a)   (   4.88)%        15.27%          9.52%          27.92%


RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (in 000s)..............  $ 18,092       $ 23,839       $ 31,856        $ 30,731       $ 28,191
Ratio of Expenses to Average Net Assets..........     1.72 %(a)       1.68%          1.63%          1.66%           1.70%
Ratio of Net Income to Average Net Assets........  (   .07)%(a)   (    .18)%      (   .57)%      (   .59)%      (    .55)%
Portfolio Turnover Rate..........................     1.86  (a)       3.42           1.83           2.37            2.47


(a)  Computed on an annualized basis.













                             See accompanying notes.

                                THE FAIRMONT FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

                                  JUNE 30, 1999
(1)  Organization

     The Fairmont Fund (The Fund) is a no-load, diversified series of The Camelot Funds, formerly The Fairmont Fund Trust (The Trust), which is a Kentucky Business Trust and an open-end investment company registered under the Investment Company Act of 1940. The Fund was established under a declaration of trust dated December 29, 1980 and began offering its shares publicly on September 2, 1981. The Fund's objective is capital appreciation which it seeks to achieve by investing in equity securities that its Adviser believes are undervalued.

(2)  Summary of Significant Accounting Policies

     (a) Valuation of Investment Securities - Purchases and sales of securities are recorded on a trade date basis. Portfolio securities which are traded on stock exchanges or in the over-the-counter markets are valued at the last sale price as of 4:00 P.M. Eastern time on the day the securities are being valued or, lacking any sales, at the mean between the closing bid and asked prices. Fixed income securities are valued by using market quotations, or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

     (b) Gains and Losses on Investment Securities - Gains and losses from sales of investments are calculated on the "identified cost" method. Upon disposition of a portion of the investment in a particular security, it is The Fund's general practice to first select for sale those securities which qualify for long-term capital gain or loss treatment for tax purposes.

     (c) Repurchase Agreements - The Fund may acquire repurchase agreements from banks or security dealers (the Seller) which the Board of Trustees and the Adviser have determined creditworthy. The Seller of the repurchase agreement is required to maintain the value of collateral at not less than the repurchase price, including accrued interest. Securities pledged as collateral for repurchase agreements are held by The Fund's custodian in the Federal Reserve/Treasury book-entry system.

     (d) Capital Shares - The Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder's check or wire and application in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder's written request in proper form.

     (e) Estimates and Assumptions - The preparation of financial statements in conformity with generally accepted accounting principles requires The Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(3)  Investment Advisory Agreement, Commissions and Related Party Transactions

     The Investment Advisory Agreement (the Agreement) provides that The Sachs Company (the Adviser) will pay all of The Trust's operating expenses, including fees to disinterested trustees, but excluding brokerage fees and commissions, taxes, interest and extraordinary expenses. The Adviser also pays The Fund's officers' salaries. Under the terms of the Agreement, The Fund pays the Adviser a fee at the rate of 2% of the first $10,000,000 of average daily net assets, 1-1/2% of the next $20,000,000, and 1% of the average daily net assets over $30,000,000. The management fee is accrued daily and paid monthly. The Adviser received management fees of $171,022 for the six months ended June 30, 1999.

                                THE FAIRMONT FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

                                  JUNE 30, 1999

     Morton H. Sachs, a trustee of The Fund, is the president and sole shareholder of the Adviser. The Adviser, as a registered broker-dealer of securities, effected substantially all of the investment portfolio transactions for The Fund. For this service the Adviser received commissions of $92,056 for the six months ended June 30, 1999.

     Certain officers and/or Trustees of The Fund are officers of the Adviser.

(4)  Distributions to Shareholders

No distributions to shareholders were declared for the six months ended June 30, 1999 or for the year ended December 31, 1998.

 (5)  Investments

For the six months ended June 30, 1999, the cost of purchases and proceeds from sales of investments, other than temporary cash investments, were $17,764,354 and $21,883,595, respectively.

Following is information regarding unrealized appreciation (depreciation) and aggregate cost of securities based upon federal income tax cost at June 30, 1999:
                                                                    Tax Cost
     Aggregate gross unrealized appreciation for
          all securities with value in excess of cost...........$  3,302,498

     Aggregate gross unrealized depreciation for
          all securities with cost in excess of value............ (1,064,029)
                                                                 -----------

     Net unrealized appreciation................................$  2,238,469
                                                                ============

     Aggregate cost of securities...............................$ 15,145,994
                                                                ============

(6)  Income Taxes

It is The Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute substantially all of its income to shareholders. Therefore no tax provision is required.

(7) There are no reportable financial instruments which have any off-balance sheet risk as of June 30, 1999.

(8) At June 30, 1999 an indefinite number of capital shares (no par value) were authorized, and paid-in capital amounted to $16,501,827. Transactions in capital shares were as follows:

          Shares sold.....................................        7,072
          Shares redeemed.................................  (   183,358)
                                                             ----------
          Net decrease....................................  (   176,286)
          Shares outstanding:
                   Beginning of period....................      905,449
                                                            -----------
                   Ending of period.......................      729,163
                                                            ===========